Stock-Based Compensation - RSU Activity (Details) - RSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shares
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	7,913,760
Forfeited (in shares) | shares	(30,413)
Vested (in shares) | shares	(448,604)
Ending balance (in shares) | shares	7,434,743
Weighted Average Grant date Fair Value per Share
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	5.91
Forfeited (in dollars per share) | $ / shares	7.60
Vested (in dollars per share) | $ / shares	7.54
Ending balance (in dollars per share) | $ / shares	$ 5.80